Financial instruments (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement [Line Items]
Financial liabilities	$ 158,300	$ 155,000
Interest receivable	40	0
Loan receivable from a third party	900
Receivables from precious metal sales	1,200	600
Cash and cash equivalents	49,330	59,675	$ 114,800
Accounts payable and accrued liabilities	47,916	46,934
Principal repayments of amended term sheet	$ 18,100
Interest rate risk [Member]
Statement [Line Items]
Borrowings, interest rate basis	Interest on the DFSA is calculated on a quarterly basis at a rate of LIBOR +6% and there is a 1% minimum LIBOR rate which creates an interest rate floor.
Value at risk	$ 1,100
Gold price risk [Member]
Statement [Line Items]
Value at risk	700	0
Foreign currency risk [Member]
Statement [Line Items]
Value at risk	53	2,100
Financial liabilities at fair value [Member]
Statement [Line Items]
Financial liabilities	$ 135,600	$ 169,000